Borrowings (Details) - Schedule of the Current Value of Obligations for Right-of-Use Liabilities - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings (Details) - Schedule of the Current Value of Obligations for Right-of-Use Liabilities [Line Items]
Lease liability for right-of-use asset	S/ 42,562	S/ 59,085
Up to 1 Year [Member]
Borrowings (Details) - Schedule of the Current Value of Obligations for Right-of-Use Liabilities [Line Items]
Lease liability for right-of-use asset	14,109	12,879
From 1 Year to 5 Years [Member]
Borrowings (Details) - Schedule of the Current Value of Obligations for Right-of-Use Liabilities [Line Items]
Lease liability for right-of-use asset	28,380	46,094
Over 5 Years [Member]
Borrowings (Details) - Schedule of the Current Value of Obligations for Right-of-Use Liabilities [Line Items]
Lease liability for right-of-use asset	S/ 73	S/ 112